Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Sep. 24, 2008	Jun. 27, 2008	Jun. 29, 2007	Mar. 31, 2004	Oct. 31, 2003	Dec. 31, 2002	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2008 Common Stock Warrants [Member]	Jun. 30, 2012 Common Stock Warrants [Member]	Jun. 30, 2011 Common Stock Warrants [Member]	Jun. 30, 2010 Common Stock Warrants [Member]	Sep. 30, 2011 2005 Management Stock Option Plan [Member]	Nov. 30, 2007 2005 Management Stock Option Plan [Member]	Jun. 30, 2012 2005 Management Stock Option Plan [Member]	Jun. 30, 2011 2005 Management Stock Option Plan [Member]	Jun. 30, 2010 2005 Management Stock Option Plan [Member]	Jun. 30, 2012 2005 Management Stock Option Plan [Member] Maximum [Member]	Sep. 30, 2011 2005 Stock Incentive Plan [Member]	Feb. 28, 2009 2005 Stock Incentive Plan [Member]	Jun. 30, 2012 2005 Stock Incentive Plan [Member]	Jun. 30, 2011 2005 Stock Incentive Plan [Member]	Jun. 30, 2010 2005 Stock Incentive Plan [Member]	Jun. 30, 2012 2000 Non-Management Stock Option Plan [Member]	Jun. 30, 2011 2000 Non-Management Stock Option Plan [Member]	Jun. 30, 2010 2000 Non-Management Stock Option Plan [Member]	Jun. 30, 2012 1998 Stock Plan [Member]	Jun. 30, 2011 1998 Stock Plan [Member]	Jun. 30, 2010 1998 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, authorized									5,000,000
Preferred stock par value per share									$ 0.001
Preferred stock, outstanding									0
Warrants to purchase shares of common stock	238,393	1,218,493	1,525,515	73,889	333,333	312,500	128,766	236,742
Exercise price of warrants			$ 0.95	$ 0.90	$ 1.20	$ 2.00	$ 3.88	$ 2.11
Fair value of warrants expected life			3 years	3 years	3 years				4 years 5 months 23 days	4 years 6 months	6 years 3 months
Expected stock price volatility			80.00%	80.00%	75.00%				85.00%	82.00%	80.00%
Risk free interest rate			2.26%	3.14%	4.28%				0.97%	1.82%	2.76%
Dividend yield			0.00%	0.00%	0.00%
Related party notes payable value					$ 1,800,000	$ 2,300,000	$ 1,800,000	$ 1,830,000	$ 5,563,000
Amortization of debt issuance costs			272,000		187,000	223,000	195,000	173,000			84,000
Fair value assigned to the warrant												168,000
Amortization period of warrants			3 years									2 years
Warrants expense													0	0	84,000
Warrants exercised	307,022	1,218,493
Issuance of common stock due to exercise of warrants	238,000
Increased in shares																500,000	500,000					1,000,000	1,000,000
Option granted at price not less than percentage of fair market value of the common stock on the date of grant																		100.00%									85.00%			85.00%
Right of repurchase, lapse rate with respect to shares granted																		2.08%
Exercisable period from the date of grant																					10
Option vest, minimum years																								4 years			4 years			4 years
Option vest, maximum years																								10 years			10 years			10 years
Plan expired																											July 2010			November 2010
Closing stock price									$ 5.45
Total intrinsic value of the options exercised during the period									690,511	1,030,788	6,162
Options granted during period									720,300	280,450	1,121,700							340,000	115,000	120,000				380,300	165,450	941,100		(25,953)	56,000		(39,216)	4,600
Options granted during period, weighted-average price									$ 3.21	$ 1.21	$ 0.54							$ 4.56	$ 1.97	$ 0.82				$ 5.53	$ 1.89	$ 0.76		$ 0.90	$ 0.71		$ 0.73	$ 0.49
Option granted but not yet vested									$ 1,500,000
Expected to be recognized									1 year 4 months 2 days